Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY HEREFORD STREET TRUST
Prospectus Date	rr_ProspectusDate	Jun. 29, 2015
Premium | Fidelity Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fhst_SupplementTextBlock	Supplement to the
Fidelity® Money Market Fund
Premium Class
June 29, 2015
Prospectus

The following information replaces the similar information found in the "Fund Summary" section under the heading "Principal Investment Risks" on page 4.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund's sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.